10. Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
10. Subsequent Events

NOTE 10 - SUBSEQUENT EVENTS

On May 18, 2013, the Company secured $50,000 from a San Diego based institutional investor, at terms consistent with the terms of the JMJ Financial $445,000 promissory note, entered into in mid-October, 2012.

On May 23, 2013, the Company completed a $225,000 equity private placement with New York City based institutional investor Hanover Holdings I, LLC, a New York limited liability Company ("Hanover"). The note is convertible at any time, in whole or in part, at Hanover's option into shares of the Company's common stock at a fixed conversion price of $0.055 per share (subject to adjustment). The Company has agreed to file a registration statement with the U.S. Securities and Exchange Commission (“SEC”) covering the resale of the underlying shares of common stock that may be obtained by conversion of the note. Funds obtained through this financing will be used by the Company for general and administrative purposes and working capital.  The note has an eight-month term and was issued with an initial principal amount of $337,500 for a purchase price of $225,000 (a 33.33% original issue discount). Under terms of the note, the initial principal amount of $337,500 will be reduced to the purchase price of $225,000 if the Company meets all of their filing obligations. The note accrues at the rate of 12% per annum and includes customary event of default provisions.

On May 31, 2013, the Company executed a licensing agreement with GHI for the exclusive North American marketing to commercial entities of 100% tree-free, bamboo-based, biodegradable, hospital grade wipes and other related products (see Notes 1, 5 and 6).

On June 3, 2013, the Company entered into a $5,000,000 common stock purchase agreement, dated as of June 3, 2013 (the "Purchase Agreement"), with Hanover, as described in the Current Report on Form 8-K filed by the Company with the SEC on June 5, 2103 (the "EEP Transaction").  On June 5, 2013 (the "Amendment Date"), the Company and Hanover entered into Amendment No.1 to the Purchase Agreement dated June 5, 2013 ("Amendment No. 1"). Amendment No. 1 amended and restated certain provisions of the Purchase Agreement such that the Investor, after the Amendment Date, shall no longer have the right to approve or consent to any press release of the Company relating to the EEP Transaction prior to issuance, or to approve or consent to any filing with the SEC relating to the EEP Transaction prior to filing with the SEC. Rather, after the Amendment Date, Magna shall only have the right to review and provide comments to the Company on such press releases and filings with the SEC prior to their issuance or filing, and the Company must duly consult with Magna thereon and consider such comments prior to their issuance or filing.  The foregoing description of Amendment No. 1 is qualified in its entirety by reference to the provisions of Amendment No. 1 filed as exhibit 10.1 to the Form 8-K filed on June 5, 2013.

On June 12, 2013, the Company completed a $75,000 private placement for common stock with San Francisco, CA based Redwood Management, at a fixed conversion price of $0.06 per share.  There are included default provisions that could result in a lower ultimate conversion price than $0.06 per share.

On June 18, 2013, the Company entered into a Letter of Intent for a Licensing Agreement with RhamInc.  RhamInc, with its trade secret for the only known cost effective production of rhamnolipids, along with numerous worldwide patents, desires to have the Company market various medically related applications including, but not limited to, the use of rhamnolipids in biofilm for surgical instruments.  Bruce Harmon, an officer of the Company, is the CFO and a director of RhamInc (see Note 6).

On June 24, 2013, the Company entered into a Securities Purchase Agreement with Typenex Co-Investment, LLC (“Typenex”), for the sale of an 8% convertible note in the principal amount of $550,000 (which includes Typenex legal expenses in the amount of $7,500 and a $50,000 original issue discount) for $500,000, consisting of $100,000 paid in cash at closing and four secured promissory notes, aggregating $400,000, bearing interest at the rate of 8% per annum, the first note maturing three days after Typenex receives a letter from the Company’s transfer agent satisfactory to Typenex, in their sole discretion, and the four remaining notes each maturing sixty days following the occurrence of the maturity date (the “Investor Notes”).  The Investor Notes may be prepaid, without penalty, all or portion of the outstanding balance along with accrued but unpaid interest at any time prior to maturity.  The Company has no obligation to pay Typenex any amounts on the unfunded portion of the note.